UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2008
                                                --------------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     DBD Investors V, L.L.C.
          -------------------------------------
Address:  c/o The Carlyle Group
          -------------------------------------
          1001 Pennsylvania Avenue, NW
          -------------------------------------
          Suite 220 S.
          -------------------------------------
          Washington, DC  20004-2505
          -------------------------------------

Form 13F File Number: 28-12965
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel A. D'Aniello
           -----------------------------------
Title:     Managing Director
           -----------------------------------
Phone:     202-729-5626
           -----------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello           Washington, DC             February 13, 2009
--------------------------  -------------------------  -------------------------
         Signature                 City, State                   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

  Form 13F File Number   Name

  28-
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                            __________________________

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1
                                             ------------------------

Form 13F Information Table Entry Total:         4
                                             ------------------------

Form 13F Information Table Value Total:         $12,940
                                             ------------------------
                                                     (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.       Form 13F File Number       Name

   1      28- 12429                     Carlyle Investment Management L.L.C.
   ----       ---------------------     ------------------------------------











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
                                                     FORM 13-F INFORMATION TABLE


   COLUMN 1      COLUMN 2         COLUMN 3    COLUMN 4             COLUMN 5           COLUMN 6     COLUMN 7          COLUMN 8
--------------- ---------------- ---------- ----------- --------- ---------- ------ ------------ ----------- -----------------------
                                               VALUE     SHRS OR     SH/      PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT     PRN      CALL   DISCRETION    MANAGERS  SOLE   SHARED    NONE
--------------- ---------------- ---------- ----------- --------- ---------- ------ ------------ ----------- -----------------------
ICO Global       CL A            44930K108      $293      259,437     SH       --    Shared-Defined    1           259,437
Comm Hldgs Ltd
Del

Magellan         Com LP Ints     55907R108      $11,480   827,675     SH       --    Shared-Defined    1           827,675
Midstream                                                                               ---------
Hldgs LP


                                                                                     Shared-Other      --

Terrestar Corp   Com             881451108      $60       150,000     SH       --    Shared-Defined    1           150,000

Time Warner Inc  Com             887317105      $1,107    110,000     SH       --    Shared-Defined    1           110,000




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